Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CentMc

NYSE

1-12994

05055726

RECD S.E.C.
MAY 2 0 2005
1086

May 20, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THE MILLS CORPORATION, Depositary Shares (Each Depositary Share representing a 1/100th fractional interest in a share of 7.875% Series G Cumulative Redeemable Preferred Stock, Par Value $.01 Per Share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 20, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
MAY 24 2005
THOMSON
FINANCIAL

SC